Subsequent Events - Additional Information (Detail) (Subsequent Event, Clinical trial services, USD $)	Feb. 15, 2013
Subsequent Event [Line Items]
Cash consideration	$ 51,900,000
Maximum
Subsequent Event [Line Items]
Additional consideration	$ 3,750,000